Tax Effects of Temporary Differences Related to Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Allowance for loan losses	$ 244	$ 382
Stock based compensation	221	375
Allowance for losses on foreclosed real estate	31	82
Deferred compensation and ESOP	422	690
Intangible assets	65	124
Non-accrual loan interest	52	79
Unrealized losses on securities available for sale	61	164
Total deferred tax assets	1,096	1,896
Deferred tax liabilities
Depreciation	(144)	(199)
Deferred loan costs, net	(86)	(158)
Accretion	0	(1)
FHLB stock dividends	(315)	(510)
Mortgage servicing rights	(9)	(16)
Employee benefit expense	(193)	(162)
Total deferred tax liabilities	(747)	(1,046)
Net deferred tax asset	$ 349	$ 850